Concentrations of Credit Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014 Customer	Mar. 31, 2013 Customer
Concentration Risk [Line Items]
Number of customers with significant receivables	1	1
Accounts Receivable
Concentration Risk [Line Items]
Receivables from customers accounted for consolidated trade receivables, percentage	14.00%	16.00%